Stock Options and Warrants - Fair Value of Stock Option Award, Weighted Average Assumptions (Detail) - Options Available for Future Grant [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Significant assumptions (weighted average):
Risk-free interest rate at grant date	1.56%	1.90%
Expected stock price volatility	94.05%	100.75%
Expected dividend payout	0.00%	0.00%
Expected option life based on management's estimate	5 years 3 months 11 days	6 years 29 days